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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Craig Jarvis
Title:   Chief Financial Officer
Phone:   646-840-3500


Signature, Place and Date of Signing:

/S/ Craig Jarvis    New York, New York    November 13, 2012
-----------------   -------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $627,728

List of Other Included Managers:

No.    13F File Number                  Name

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                          FORM 13F INFORMATION TABLE

                                                                                            Voting Authority
                Title of             Value   Shares /        Put  Investment  Other   ----------------------------
Name of Issuer   Class     Cusip   (x $1000) Principal  Type Call Discretion Managers    Sole    Shared    None
--------------  -------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ ----------
ALERE INC        COM     01449J105      602      30,900  SH   PUT    SOLE
ALERE INC 3%
  31DEC49 SER
  B PFD          CVPFD   01449J204  104,274     520,537  SH          SOLE                424,844            95,693
COMPUCREDIT
  HOLDINGS
  CORP           COM     20478T107      295      79,300  SH          SOLE                 79,300
EXELIXIS INC
  4.25%
  15AUG19        SDBCV   30161QAC8    3,662   3,500,000 PRN          SOLE              2,786,000           714,000
GENERAL
  MOTORS CO      COM     37045V100    7,998     351,520  SH          SOLE                283,143            68,377
IPATH S&P 500
  VIX M/T FU
  ETN            COM     06740C519   16,935     500,000  SH   PUT    SOLE
JAGUAR
  MINING 5.5%
  31MAR16 A      SDBCV   47009MAJ2    6,885  12,340,000 PRN          SOLE              9,659,000         2,681,000
MICRON TECH
  1.875%
  01JUN14        SDBCV   595112AH6   10,145  10,235,000 PRN          SOLE              8,152,000         2,083,000
MOLYCORP
  INC 6%
  1SEPT17        SDBCV   608753AF6   71,913  62,150,000 PRN          SOLE             50,030,000        12,120,000
NATL RETL
  PROP 5.125%
  15JUN28        SDBCV   637417AC0   10,999   9,143,000 PRN          SOLE              7,425,000         1,718,000
NEWMONT
  MINING         COM     651639106      499       8,900  SH          SOLE                  7,387             1,513
OMNICOM
  GROUP 0%
  31JUL2032      SDBCV   681919AV8    2,616   2,500,000 PRN          SOLE              1,938,000           562,000
PDL BIO PH
  2.875%
  15FEB15        SDBCV   69329YAE4    4,404   3,300,000 PRN          SOLE              2,631,000           669,000
S&P 500
  DEPOSITORY
  RECEIPT        COM     78462F103  115,144     800,000  SH  CALL    SOLE
S&P 500
  DEPOSITORY
  RECEIPT        COM     78462F103  168,398   1,170,000  SH   PUT    SOLE
S&P 500
  DEPOSITORY
  RECEIPT        COM     78462F103   31,330     217,673  SH          SOLE                215,361             2,312
SPDR GOLD
  TRUST          COM     78463V107    5,849      34,000  SH  CALL    SOLE
STERLITE
  INDUSTRIE
  4%30OCT14      SDBCV   859737AB4   42,688  44,693,000 PRN          SOLE             39,223,000         5,470,000
VECTOR
  GROUP FRN
  15JUN2026      SDBCV   92240MAL2   23,092  20,793,000 PRN          SOLE             15,517,000         5,276,000
                             Total  627,728
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